Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Addition to the Transactions Disclosed Elsewhere in these Consolidated Financial Statements	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:
		For the year ended December 31,
	Notes	2024	2023	2022
		US$	US$	US$
Capital market solutions services rendered to related companies controlled by a director of the Company	(i)	—	—	1,149
Management fee paid to immediate holding company	(i)	—	—	18

Investment advisory fee paid to a fellow subsidiary	(i)	—	—	21

Capital market solutions services rendered to fellow subsidiaries	(i)	—	—	3

Insurance commission received from immediate holding company and a fellow subsidiary	(i)	41	48	4

Digital solutions and other services income from immediate holding company	(i)	2,564	2,554	1,592

Fashion, arts and luxury media advertising and marketing services from immediate holding company	(i)	2,888	2,726	2,888

Administrative service fee paid to immediate holding company	(iii)	4,615	4,597	3,767

Interest income from immediate holding company	(iv)	16,828	10,489	9,703

Recharge from/(to) immediate holding company
—Staff costs		—	—	4,084
—Premises cost		—	—	1,469

	(iii)	—	—	5,553

Treasury shares repurchased from immediate holding company	26	—	40,000	320,603

Acquisition of AMTD Digital from immediate holding company and fellow subsidiaries	(ii)(a)	—	—	740,451

Acquisition of WME Assets from immediate holding company	(ii)(b)	—	268,000	—

Disposal of financial assets at fair value through profit or loss to immediate holding company	(ii)(c)	—	80,155	—
(i)	The terms of these services were comparable to the fee and conditions offered to the customers of the Group.

(ii)	a.	In 2022, the Group acquired 82.7% interest in AMTD Digital from the immediate holding company and fellow subsidiaries at a consideration of approximately US$993 million.

	b.	In 2023, the Group acquired 100% interest in WME Assets from the immediate holding company at a consideration of US$268,000.

	c.	In 2023, the Group disposed financial assets at fair value through profit or loss to the immediate holding company at a consideration of US$80,155.
(iii)	The staff costs and premises cost was recharged by the immediate holding company based on actual usage. Starting from July 2022, the immediate holding company charged a fixed service fee of HK$9 million (HK$6 million prior to July 2022) per quarter for other administrative expenses.

(iv)	The transaction represented the interest income charged at 2% per annum on the outstanding amount due from the immediate holding company which was payable on demand.

Schedule of Compensation of Key Management	Compensation of key management personnel of the Group:
	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Short-term employee benefits	896	1,459	4,255
Other long-term benefit	2	6	13

	898	1,465	4,268